Acquisition and Deconsolidations of Subsidiaries (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 20, 2023
Acquisition and Deconsolidations of Subsidiaries [Line Items]
Total cash transfer consideration (in Dollars)	$ 4,000,000
Industrial Insights Consulting LTD. [Member]
Acquisition and Deconsolidations of Subsidiaries [Line Items]
Acquire equity interest percentage	100.00%	100.00%